Issued Capital and Reserves - At-the-market offering (Details) € in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 17, 2021 USD ($)	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Issued Capital and Reserves
Cash received from issuance of shares | €		€ 235,840
ATM Offering Program
Issued Capital and Reserves
Cash received from issuance of shares	$ 600,000
Number of shares issued | shares		1,748,218	1,748,218	6,908,493
Aggregate gross proceeds			$ 18,023	$ 69,139